Issuance of Stock Options (Tables)	12 Months Ended
Dec. 31, 2013
Issuance of Stock Options [Abstract]
Summary of employee stock options activity
	Shares	Weighted Average Exercise Price	Weighted Aggregate Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding at December 31, 2011
Granted
Exercised
Forfeited, expired or cancelled
Outstanding at December 31, 2012	150,000	0.75
Granted
Exercised	0	0
Forfeited, expired or cancelled	0	0
Outstanding at December 31, 2013
Exercisable at December 31, 2013	0	0

Summary of assumptions to estimate the fair value of options granted

	May 7, 2012 Option Grants	Jul 1, 2013 Option Grants	Aug 1, 2013 Option Grants	Sep 1, 2013 Option Grants	Oct 23, 2013 Option Grants	Dec 3, 2013 Option Grants
Stock Price	$0.30	$0.20	$0.50	$0.70	$0.30	$0.26
Dividend Yield	0%	0%	0%	0%	0%	0%
Expected Volatility	59%	54%	54%	54%	54%	54%
Risk-Free interest rate	0.37%	1.39%	1.49%	1.68%	1.30%	1.40%
Expected life (in years)	3	3.75	3.75	3.75	3.75	3.75